UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUN    06.30.20

SEMI-ANNUAL REPORT

AB FLEXFEETM EMERGING MARKETS GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB FlexFee Emerging Markets Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 10, 2020

This report provides management’s discussion of fund performance for AB FlexFee Emerging Markets Growth Portfolio for the semi-annual reporting period ended June 30, 2020.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF JUNE 30, 2020 (unaudited)

	6 Months	12 Months

AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO

Advisor Class Shares	-4.10%	2.28%

MSCI EM Index (net)	-9.78%	-3.39%

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net), for the six- and 12-month periods ended June 30, 2020.

The Fund outperformed the benchmark for both periods. The Fund’s performance-based advisory fee was being accrued at its maximum rate. (The actual advisory fee payable by the Fund for its current performance period will be determined based on the Fund’s performance relative to the benchmark as of the end of such performance period, which is from January 1, 2020 to December 31, 2020.)

During the six-month period, stock selection within the technology and consumer staples sectors contributed, relative to the benchmark, as did an underweight to energy and financials. Stock selection in financials and real estate, and an underweight to health care and an overweight to consumer staples, detracted. In terms of country positioning, an underweight to Saudi Arabia contributed, while an overweight to Greece detracted (country selection is a result of bottom-up security analysis combined with fundamental research).

For the 12-month period, stock selection in consumer staples and technology, and underweights to energy and financials contributed. Stock selection in financials and health care detracted, as did overweights to consumer staples and health care. Overall country selection detracted from performance, led by an overweight to India; an underweight to Saudi Arabia contributed.

2 | AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO	abfunds.com

The Fund utilized futures for investment purposes, which added to absolute performance for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

Emerging-market equities recorded negative returns for the six-month period ended June 30, 2020. Amid increased volatility, all markets rallied during the second quarter, rising off lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth, a resurgence of US-China tensions and rising rates of COVID-19 cases in parts of the US and large emerging markets. Growth stocks outperformed their value-style peers in all capitalization categories. Small-cap stocks continued to rally, outperforming large-caps at the end of the period; year to date, large-caps have performed significantly better.

The Fund’s Senior Investment Management Team (the “Team”) continues to focus on long-term fundamentals and to allocate capital where the Team has the most conviction. The Team remains confident in the Fund’s positioning, with exposure to companies with significant structural growth and attractive valuations while having low exposure to areas impacted by the trade war.

INVESTMENT POLICIES

At least 80% of the Fund’s net assets will under normal circumstances be invested in securities of emerging-market companies and related derivatives. An emerging-market country is a country whose per capita gross national income is not classified as “High Income” by the World Bank, that is not a member of the Organization for Economic Co-Operation and Development, or that is represented in a MSCI emerging-market equity index. Examples of emerging-market countries include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People’s Republic of China, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. Emerging-market countries may include countries referred to as “frontier” markets, such as Egypt, Nigeria and Vietnam.

In managing the Fund, the Adviser employs a “bottom up” investment process that focuses on a company’s prospective earnings growth, valuation and business quality. The Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates, and will combine fundamental and quantitative analyses in its stock

(continued on next page)

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 3

selection process. The Adviser does not target any particular country, sector or market capitalization weightings for the Fund.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so. The Fund may also take long and short positions in currencies (or related derivatives) independent of any such security positions, including taking a position in a currency when it does not hold any securities traded in that currency.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EM Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EM Index (net, free float-adjusted, market capitalization weighted) represents the equity market performance of emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES[1]

1 Year	2.28%	2.28%

5 Years	3.19%	3.19%

Since Inception[2]	2.16%	2.16%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES

1 Year	2.28%

5 Years	3.19%

Since Inception[2]	2.16%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 8.55% for Advisor Class shares, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratio exclusive of the Fund’s advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.10% for Advisor Class shares. These waivers/reimbursements may not be terminated before April 30, 2021. Any fees waived and expenses borne by the Adviser through December 31, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total other expenses to exceed the expense limitation. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns.

2	Inception date: 11/13/2014.

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period*	Annualized Expense Ratio*
Advisor Class
Actual	$1,000	$959.00	$7.55	1.55%
Hypothetical**	$1,000	$1,017.16	$7.77	1.55%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

June 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $6.1

1

All data are as of June 30, 2020. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following: Greece, Indonesia, Mexico, Portugal, Thailand, United Arab Emirates and United Kingdom.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 9

PORTFOLIO SUMMARY (continued)

June 30, 2020 (unaudited)

TEN LARGEST HOLDINGS[1]

Company	U.S. $ Value	Percent of Net Assets

Tencent Holdings Ltd.	$416,506	6.8%

Alibaba Group Holding Ltd.	346,472	5.7

MediaTek, Inc.	258,995	4.2

JD.com, Inc. – Class A	247,449	4.1

NCSoft Corp.	216,483	3.6

Naspers Ltd. – Class N	212,267	3.5

TAL Education Group (ADR)	207,191	3.4

New Oriental Education & Technology Group, Inc. (Sponsored ADR)	198,340	3.3

Dino Polska SA	192,546	3.2

Top Glove Corp. Bhd	184,922	3.0

	$2,481,171	40.8%

1	Long-term investments.

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Consumer Discretionary – 22.0%
Diversified Consumer Services – 8.2%
Fu Shou Yuan International Group Ltd.	100,000	$91,933
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	1,523	198,340
TAL Education Group (ADR)(a)	3,030	207,191

		497,464

Hotels, Restaurants & Leisure – 0.5%
OPAP SA	3,470	33,069

Internet & Direct Marketing Retail – 13.3%
Alibaba Group Holding Ltd.(a)	12,840	346,472
JD.com, Inc. (ADR)(a)	3,590	216,046
JD.com, Inc. – Class A(a)	1,050	31,403
Naspers Ltd. – Class N	1,155	212,267

		806,188

		1,336,721

Information Technology – 17.8%
Electronic Equipment, Instruments & Components – 1.5%
Hangzhou Hikvision Digital Technology Co., Ltd. – Class A	21,600	93,372

IT Services – 4.2%
GDS Holdings Ltd. (ADR)(a)(b)	2,290	182,421
My EG Services Bhd	103,800	34,698
Network International Holdings PLC(a)(c)	4,290	23,485
TravelSky Technology Ltd. – Class H	7,000	12,394

		252,998

Semiconductors & Semiconductor Equipment – 8.6%
ASPEED Technology, Inc.	250	10,586
Broadcom, Inc.	150	47,342
MediaTek, Inc.	13,100	258,995
Micron Technology, Inc.(a)	560	28,851
SK Hynix, Inc.	180	12,852
Taiwan Semiconductor Manufacturing Co., Ltd.	15,400	164,465

		523,091

Software – 1.8%
Douzone Bizon Co., Ltd.	1,270	108,510

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co., Ltd.	1,130	50,022
Samsung Electronics Co., Ltd. (Preference Shares)	1,360	52,978

		103,000

		1,080,971

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 14.0%
Entertainment – 5.4%
NCSoft Corp.	291	$216,483
NetEase, Inc.	800	13,790
NetEase, Inc. (ADR)	230	98,757

		329,030

Interactive Media & Services – 7.6%
Momo, Inc. (Sponsored ADR)	2,360	41,253
Tencent Holdings Ltd.	6,500	416,506
Yandex NV – Class A(a)	140	7,003

		464,762

Wireless Telecommunication Services – 1.0%
Safaricom PLC	220,850	59,764

		853,556

Financials – 13.1%
Banks – 4.5%
Bank BTPN Syariah Tbk PT	19,500	4,369
Bank Central Asia Tbk PT	15,500	31,013
Bank for Foreign Trade of Vietnam JSC	22,270	77,926
Capitec Bank Holdings Ltd.	660	32,802
Sberbank of Russia PJSC (Sponsored ADR)(b)	10,407	118,015
TCS Group Holding PLC (GDR)(c)	450	9,135

		273,260

Capital Markets – 1.3%
B3 SA – Brasil Bolsa Balcao	5,500	55,717
New Frontier Health Corp.(a)	3,150	26,082

		81,799

Consumer Finance – 2.6%
Manappuram Finance Ltd.	30,965	62,397
Muangthai Capital PCL	27,200	45,762
Muthoot Finance Ltd.	3,446	49,801

		157,960

Insurance – 3.8%
AIA Group Ltd.	11,600	108,548
IRB Brasil Resseguros S/A	4,700	9,507
Ping An Insurance Group Co. of China Ltd. – Class H	11,500	114,644

		232,699

Thrifts & Mortgage Finance – 0.9%
Housing Development Finance Corp., Ltd.	2,304	53,767

		799,485

Consumer Staples – 10.3%
Beverages – 3.5%
Kweichow Moutai Co., Ltd. – Class A	380	78,952
Wuliangye Yibin Co., Ltd. – Class A	5,470	132,969

		211,921

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food & Staples Retailing – 3.7%
Dino Polska SA(a)(c)	3,780	$192,546
Jeronimo Martins SGPS SA	1,780	31,150

		223,696

Household Products – 2.2%
C&S Paper Co., Ltd.	43,610	137,872

Personal Products – 0.5%
Unilever PLC	550	29,668

Tobacco – 0.4%
VST Industries Ltd.	590	24,421

		627,578

Industrials – 7.3%
Commercial Services & Supplies – 4.6%
A-Living Services Co., Ltd. – Class H(c)	21,750	110,537
Sunny Friend Environmental Technology Co., Ltd.	19,000	166,369

		276,906

Electrical Equipment – 0.5%
Voltronic Power Technology Corp.	1,000	28,815

Professional Services – 0.4%
L&T Technology Services Ltd.(c)	1,580	26,877

Road & Rail – 1.8%
Globaltrans Investment PLC (Sponsored GDR)(c)	3,166	17,065
Localiza Rent a Car SA	890	6,695
Rumo SA(a)	21,300	88,089

		111,849

		444,447

Health Care – 5.2%
Health Care Equipment & Supplies – 3.2%
Top Glove Corp. Bhd	49,000	184,922
Yestar Healthcare Holdings Co., Ltd.(a)	57,500	8,867

		193,789

Health Care Providers & Services – 1.2%
Jinxin Fertility Group Ltd.(a)(b)(c)	49,201	74,782

Pharmaceuticals – 0.8%
Genomma Lab Internacional SAB de CV – Class B(a)	43,840	45,128

		313,699

Utilities – 3.0%
Electric Utilities – 3.0%
Equatorial Energia SA	43,300	184,886

abfunds.com	AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares			U.S. $ Value

Real Estate – 2.7%
Equity Real Estate Investment Trusts (REITs) – 1.8%
Embassy Office Parks REIT(a)		24,200		$109,922

Real Estate Management & Development – 0.9%
Vincom Retail JSC		48,410		52,013

				161,935

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
LUKOIL PJSC (Sponsored ADR)		390		28,946
Petroleo Brasileiro SA (ADR)		10,036		82,997

				111,943

Total Common Stocks (cost $5,163,189)				5,915,221

EQUITY LINKED NOTES – 1.2%
Information Technology – 1.0%
Electronic Equipment, Instruments & Components – 1.0%
FPT Corp., Macquarie Bank Ltd., expiring 04/05/2021(a)		30,600		60,195

Consumer Discretionary – 0.2%
Specialty Retail – 0.2%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 04/05/2021(a)		3,666		12,765

Total Equity Linked Notes (cost $101,032)				72,960

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(d)(e)(f) (cost $105,874)		105,874		105,874

		Principal Amount (000)
Time Deposits – 0.6%
BBH Grand Cayman
(1.53)%, 07/01/2020	CHF	0	*	12
(0.68)%, 07/01/2020	EUR	1		723
0.00%, 07/01/2020	SGD	0	*	41
0.01%, 07/01/2020	GBP	1		668
3.03%, 07/01/2020	ZAR	10		600

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PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)		U.S. $ Value

Hong Kong & Shanghai Bank, Hong Kong 0.04%, 07/02/2020	HKD	260	$33,526

Total Time Deposits (cost $35,570)			35,570

Total Short-Term Investments (cost $141,444)			141,444

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $5,405,665)			6,129,625

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 5.8%
Investment Companies – 5.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(d)(e)(f) (cost $350,942)		350,942	350,942

Total Investments – 106.5% (cost $5,756,607)			6,480,567
Other assets less liabilities – (6.5)%			(396,096)

Net Assets – 100.0%			$6,084,471

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $454,427 or 7.5% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	Affiliated investments.

Currency Abbreviations:

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

June 30, 2020 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $5,299,791)	$6,023,751	(a)
Affiliated issuers (cost $456,816—including investment of cash collateral for securities loaned of $350,942)	456,816
Foreign currencies, at value (cost $20,367)	20,384
Receivable for investment securities sold	71,899
Unaffiliated dividends receivable	3,473
Affiliated dividends receivable	45

Total assets	6,576,368

Liabilities
Payable for collateral received on securities loaned	350,942
Payable for investment securities purchased	59,849
Custody and accounting fees payable	25,618
Advisory fee payable	19,328
Directors’ fee payable	4,084
Transfer Agent fee payable	1,451
Accrued expenses and other liabilities	30,625

Total liabilities	491,897

Net Assets	$6,084,471

Composition of Net Assets
Capital stock, at par	$58
Additional paid-in capital	5,744,833
Distributable earnings	339,580

	$6,084,471

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$6,084,471	578,613	$10.52

(a)	Includes securities on loan with a value of $337,174 (See Note D).

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,789)	$53,806
Affiliated issuers	610
Securities lending income	500
Interest	11	$54,927

Expenses
Advisory fee (see Note B)	41,501
Transfer agency-Advisor Class	9,605
Custody and accounting	48,930
Administrative	32,997
Audit and tax	30,842
Legal	13,982
Directors’ fees	11,261
Registration fees	10,603
Printing	6,973
Miscellaneous	9,077

Total expenses	215,771
Less: expenses waived and reimbursed by the Adviser (see Note B and Note D)	(171,404)

Net expenses		44,367

Net investment income		10,560

Realized and Unrealized Loss on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(125,476	)(a)
Futures		(628)
Foreign currency transactions		(13,749)
Net change in unrealized appreciation/depreciation on:
Investments		(134,601	)(b)
Foreign currency denominated assets and liabilities		(184)

Net loss on investment and foreign currency transactions		(274,638)

Net Decrease in Net Assets from Operations		$(264,078)

(a)	Net of foreign capital gains taxes of $37.

(b)	Net of decrease in accrued foreign capital gains taxes of $56.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,560		$35,683
Net realized loss on investment and foreign currency transactions	(139,853)		(179,099)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(134,785)		1,402,407

Net increase (decrease) in net assets from operations	(264,078)		1,258,991
Distributions to Shareholders
Advisor Class	– 0	–	(33,653)
Capital Stock Transactions
Net increase	858		456,724

Total increase (decrease)	(263,220)		1,682,062
Net Assets
Beginning of period	6,347,691		4,665,629

End of period	$6,084,471		$6,347,691

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 15 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB FlexFee Emerging Markets Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class R, Class K, Class I, Class Z, Class T, Class 1 or Class 2 shares have not been issued, and no shares of Class A or Class C were outstanding as of June 30, 2020. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over

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NOTES TO FINANCIAL STATEMENTS (continued)

the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified

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NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$652,980		$683,741		$	– 0	–	$1,336,721
Information Technology	258,614		822,357			– 0	–	1,080,971
Communication Services	160,803		692,753			– 0	–	853,556
Financials	218,456		581,029			– 0	–	799,485
Consumer Staples	– 0	–	627,578			– 0	–	627,578
Industrials	111,849		332,598			– 0	–	444,447
Health Care	45,128		268,571			– 0	–	313,699
Utilities	184,886		– 0	–		– 0	–	184,886
Real Estate	– 0	–	161,935			– 0	–	161,935
Energy	111,943		– 0	–		– 0	–	111,943
Fixed Income Securities:
Equity Linked Notes	– 0	–	72,960			– 0	–	72,960
Short-Term Investments:
Investment Companies	105,874		– 0	–		– 0	–	105,874
Time Deposits	– 0	–	35,570			– 0	–	35,570
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	350,942		– 0	–		– 0	–	350,942

Total Investments in Securities	2,201,475		4,279,092	†		– 0	–	6,480,567
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$2,201,475		$4,279,092		$	– 0	–	$6,480,567

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated

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NOTES TO FINANCIAL STATEMENTS (continued)

into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments as dividend income, realized gain, or return of capital based on information provided by the REIT.

6. Expense Allocations

Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund calculates and accrues daily a base fee, at an annualized rate of .75% of the Fund’s average daily net assets (“Base Fee”). The advisory fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the MSCI Emerging Markets Index (net) (“Index”) plus 1.75% (“Index Hurdle”) over the Performance Period (as defined below). The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts .004% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the Index Hurdle for the period from the beginning of the Performance Period through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- .70% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by 1.75% for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of .05% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below in this section. The period over which performance is measured (“Performance Period”) is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the six months ended June 30, 2020, the Fund accrued advisory fees of $41,501, as reflected in

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NOTES TO FINANCIAL STATEMENTS (continued)

the statement of operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.45% of the Fund’s average net assets, which reflected a .70% Performance Adjustment of $20,036.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than the advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis from exceeding .10% of average daily net assets (the “Expense Cap”). For the six months ended June 30, 2020, the reimbursements/ waivers amounted to $138,319. The Expense Cap will remain in effect until April 30, 2021 and then may be continued thereafter from year to year by the Adviser. Any fees waived and expenses borne by the Adviser through December 31, 2018 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $169,436 for the period ended December 31, 2017 and $282,312 for the year ended December 31, 2018. In any case, no repayment will be made that would cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .10% of average daily net assets.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2020, the Adviser voluntarily agreed to waive such fees in the amount of $32,997.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended June 30, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as

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NOTES TO FINANCIAL STATEMENTS (continued)

an acquired fund fee and expense. For the six months ended June 30, 2020, such waiver amounted to $64.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$27	$2,050	$1,971	$106	$1
Government Money Market Portfolio*	80	1,068	797	351	0	**

Total				$457	$1

*	Investment of cash collateral for securities lending transactions (see Note D).

**	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.2% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new

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NOTES TO FINANCIAL STATEMENTS (continued)

investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$4,004,376		$4,254,642
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,030,168
Gross unrealized depreciation	(306,208)

Net unrealized appreciation	$723,960

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is

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NOTES TO FINANCIAL STATEMENTS (continued)

shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2020, the Fund held futures for non-hedging purposes.

During the six months ended June 30, 2020, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	$(628)	$	– 0	–

Total		$(628)	$	– 0	–

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended June 30, 2020:

Futures:
Average notional amount of buy contracts	$83,070	(a)

(a)	Positions were open for less than one month during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral

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NOTES TO FINANCIAL STATEMENTS (continued)

received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended June 30, 2020 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*			Income from Borrowers	Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$337,174	$350,942	$	– 0	–	$500	$283	$24

*	As of June 30, 2020.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019

Advisor Class
Shares sold	91		45,284	$889		$453,709

Shares issued in reinvestment of dividends	– 0	–	284	– 0	–	3,113

Shares redeemed	(3)		(10)	(31)		(98)

Net increase	88		45,558	$858		$456,724

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020 the Adviser owned 91% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest

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NOTES TO FINANCIAL STATEMENTS (continued)

rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”)

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NOTES TO FINANCIAL STATEMENTS (continued)

intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2020 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	2019		2018
Distributions paid from:
Ordinary income	$33,653		$97,273
Long-term capital gains	– 0	–	140,706

Total taxable distributions paid	$33,653		$237,979

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$609
Accumulated capital and other losses	(243,205	)(a)
Unrealized appreciation/(depreciation)	846,269	(b)

Total accumulated earnings/(deficit)	$603,673	(c)

(a)	As of December 31, 2019, the Fund had a net capital loss carryforward of $243,205.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2019, the Fund had a net short-term capital loss carryforward of $243,205, which may be carried forward for an indefinite period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,	July 1, 2017 to December 31, 2017(a)	Year Ended June 30,	November 13, 2014(b) to June 30, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.97	$ 8.75	$ 12.35	$ 10.90	$ 8.82	$ 9.64	$ 10.00

Income From Investment Operations

Net investment income(c)(d)	.02	.07	.20	.06	.03	.02	.01

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)	2.21	(3.33)	1.47	2.08	(.82)	(.37)

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	(.45)	2.28	(3.13)	1.53	2.11	(.80)	(.36)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.06)	(.19)	(.08)	(.03)	(.02)	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.28)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(.06)	(.47)	(.08)	(.03)	(.02)	– 0	–

Net asset value, end of period	$ 10.52	$ 10.97	$ 8.75	$ 12.35	$ 10.90	$ 8.82	$ 9.64

Total Return

Total investment return based on net asset value(f)	(4.10)%	26.04	%^	(25.34	)%^	13.96%	24.06%	(8.27)%	(3.60)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$ 6,084	$ 6,348	$ 4,666	$ 6,152	$ 5,430	$ 4,394	$ 4,799

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.55	%(g)	1.55%	.15	%(h)	.15	%(g)	1.40%	1.40%	1.45	%(g)

Expenses, before waivers/reimbursements	7.54	%(g)	8.55%	6.25	%(h)	7.08	%(g)	7.50%	7.99%	8.01	%(g)

Net investment income(d)	.37	%(g)	.65%	1.71%	1.02	%(g)	.34%	.28%	.22	%(g)

Portfolio turnover rate	71%	128%	83%	30%	79%	77%	31%

See footnote summary on page 36.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from June 30 to December 31.

(b)	Commencement of operations.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)	Amount is less than $0.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(g)	Annualized.

(h)

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting period vs. the Performance Period).

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Laurent Saltiel(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Emerging Markets Growth Investment Team. Mr. Saltiel is the investment professional with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM Emerging Markets Growth Portfolio (the “Fund”) at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment) and considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon

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random or insignificant differences. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the performance-based advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser had not requested any reimbursements from the Fund in the Fund’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund.

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The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of

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advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs.

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The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

44 | AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO	abfunds.com

AB FLEXFEE EMERGING MARKETS GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFEMG-0152-0620

JUN    06.30.20

SEMI-ANNUAL REPORT

AB FLEXFEETM INTERNATIONAL STRATEGIC CORE PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB FlexFee International Strategic Core Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 12, 2020

This report provides management’s discussion of fund performance for AB FlexFee International Strategic Core Portfolio for the semi-annual reporting period ended June 30, 2020.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF JUNE 30, 2020 (unaudited)

	6 Months	12 Months

AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO

Advisor Class Shares	-8.28%	-2.88%

MSCI EAFE Index (net)	-11.34%	-5.13%

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended June 30, 2020.

The Fund outperformed the benchmark for both periods. The Fund’s performance-based advisory fee was being accrued at its maximum rate. (The actual advisory fee payable by the Fund for its current performance period will be determined based on the Fund’s performance relative to the benchmark as of the end of such performance period, which is from January 1, 2020 to December 31, 2020.)

During both periods, stock selection within the financials and real estate sectors contributed, relative to the benchmark, while selection in consumer discretionary and communication services detracted. An overweight to technology and an underweight to energy contributed, while an underweight to health care and an overweight to financials detracted. For the six-month period, country allocation (a result of bottom-up security analysis combined with fundamental research) contributed because of an underweight to France, while an underweight to Japan detracted. For the 12-month period, overall country allocation detracted from performance, led by an underweight to Japan; an underweight to Australia contributed.

The Fund utilized derivatives in the form of currency forwards for hedging and investment purposes, which added to absolute returns during both periods. The Fund utilized futures for hedging and investment purposes, which had no material impact on returns during either period.

2 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

MARKET REVIEW AND INVESTMENT STRATEGY

International equities recorded negative returns for the six-month period ended June 30, 2020. Amid increased volatility, all markets rallied during the second quarter, rising off lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth, a resurgence of US-China tensions and rising rates of COVID-19 cases in parts of the US and large emerging markets. Growth stocks outperformed their value-style peers in all categories. Small-cap stocks continued to rally, outperforming large-caps at the end of the period; year to date, large-caps have performed significantly better.

While the unprecedented threat of COVID-19 appeared to be receding, given the multitude of macro, political and healthcare-related risks still outstanding, the Fund’s Senior Investment Management Team (“the Team”) believes that investors should focus on investing in well-capitalized companies with strong business fundamentals rather than timing the market. The pandemic could serve to accelerate many of the preexisting structural trends that were already in place. Most notably, continued transition to a more knowledge-based economy means that companies with strong brands, intellectual property, and research and development (“R&D”) capabilities could see opportunities for profitable growth. The Fund has positions in technology companies with recurring cash-flow streams and strong R&D capabilities, leading pharmaceutical companies, branded food and beverage makers, and companies with proprietary data or intellectual property. The Team believes these defensive business models should lead to success over the long run, regardless of the direction of the pandemic or macroeconomic conditions. Furthermore, many defensive businesses are trading at attractive valuations.

The Team continues to strive to build a macro-resilient portfolio and to invest in companies that it believes will succeed over time, regardless of how the pandemic unfolds or how geopolitical or macro risks rear their heads.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-US companies, and in companies in at least three countries other than the United States.

The Fund invests in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability and

(continued on next page)

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 3

attractive valuations. The Adviser employs an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser considers in this regard include: a company’s record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility and liquidity of the company’s securities. The Adviser compares these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions. The Adviser seeks to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund primarily invests in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund’s holdings of non-US companies will generally include some companies located in emerging markets.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.

4 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES[1]

1 Year	-2.88%	-2.88%

Since Inception[2]	2.27%	2.27%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES

1 Year	-2.88%

Since Inception[2]	2.27%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 7.09% for Advisor Class shares, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratio exclusive of the Fund’s advisory fees, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.10% for Advisor Class shares. These waivers/reimbursements may not be terminated before April 30, 2021. Any fees waived, and expenses borne by the Adviser through December 31, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns.

2	Inception date: 6/28/2017.

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period*	Annualized Expense Ratio*
Advisor Class
Actual	$1,000	$917.20	$5.48	1.15%
Hypothetical**	$1,000	$1,019.14	$5.77	1.15%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 9

PORTFOLIO SUMMARY

June 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $8.3

1

All data are as of June 30, 2020. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Belgium, Denmark, Finland, Norway, Portugal, South Korea, Spain, Taiwan and United States

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY (continued)

June 30, 2020 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Roche Holding AG	$319,773	3.9%

RELX PLC	258,214	3.1

Oracle Corp. Japan	237,225	2.9

Constellation Software, Inc./Canada	229,211	2.8

Wolters Kluwer NV	213,307	2.6

Nestle SA (REG)	208,437	2.5

Partners Group Holding AG	191,246	2.3

Koninklijke Ahold Delhaize NV	175,434	2.1

Enel SpA	168,558	2.0

Swedish Match AB	166,864	2.0

	$2,168,269	26.2%

1	Long-term investments.

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.9%
Information Technology – 17.1%
IT Services – 3.3%
Amadeus IT Group SA – Class A	1,227	$64,420
Capgemini SE	928	107,093
Otsuka Corp.	2,000	105,631

		277,144

Semiconductors & Semiconductor Equipment – 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	42,718

Software – 11.8%
Avast PLC(a)	17,589	114,959
Check Point Software Technologies Ltd.(b)	1,220	131,065
Constellation Software, Inc./Canada	203	229,211
Nice Ltd.(b)	791	149,105
Oracle Corp. Japan	2,000	237,225
SAP SE	799	111,692

		973,257

Technology Hardware, Storage & Peripherals – 1.5%
Logitech International SA	720	47,181
Samsung Electronics Co., Ltd.	1,380	61,090
Samsung Electronics Co., Ltd. (GDR)(a)	15	16,398

		124,669

		1,417,788

Financials – 16.3%
Banks – 7.0%
Bank Leumi Le-Israel BM	17,612	88,552
DBS Group Holdings Ltd.	7,700	115,861
Hang Seng Bank Ltd.	3,000	50,527
KBC Group NV	1,627	93,473
Oversea-Chinese Banking Corp., Ltd.	12,328	80,351
Royal Bank of Canada	1,540	104,485
Westpac Banking Corp.	3,450	43,240

		576,489

Capital Markets – 4.2%
Euronext NV(a)	462	46,502
Partners Group Holding AG	210	191,246
Singapore Exchange Ltd.	18,400	110,725

		348,473

Insurance – 5.1%
Admiral Group PLC	4,620	131,018
Allianz SE (REG)	192	39,234
Sampo Oyj – Class A	3,220	110,993
Swiss Re AG	693	53,732
Zurich Insurance Group AG	258	91,417

		426,394

		1,351,356

12 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 14.2%
Aerospace & Defense – 0.8%
BAE Systems PLC	11,106	$66,408

Air Freight & Logistics – 2.4%
Kuehne & Nagel International AG(b)	487	81,119
SG Holdings Co., Ltd.	3,600	117,481

		198,600

Commercial Services & Supplies – 1.2%
Secom Co., Ltd.	1,200	105,291

Professional Services – 9.8%
Experian PLC	3,523	123,653
Intertek Group PLC	800	53,881
Intertrust NV	3,801	64,740
Meitec Corp.	2,000	96,762
RELX PLC	11,156	258,214
Wolters Kluwer NV	2,731	213,307

		810,557

		1,180,856

Consumer Staples – 13.9%
Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	6,437	175,434

Food Products – 5.4%
Calbee, Inc.	1,500	41,459
Morinaga & Co., Ltd./Japan	1,500	58,250
Nestle SA (REG)	1,880	208,437
Salmar ASA	2,881	138,015

		446,161

Personal Products – 1.0%
Unilever PLC	1,568	84,580

Tobacco – 5.4%
British American Tobacco PLC	3,450	132,317
Philip Morris International, Inc.	2,054	143,904
Swedish Match AB	2,365	166,864

		443,085

		1,149,260

Health Care – 11.8%
Health Care Equipment & Supplies – 0.5%
ConvaTec Group PLC(a)	16,880	40,767

Health Care Providers & Services – 0.9%
Galenica AG(a)	980	70,261

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 10.4%
Astellas Pharma, Inc.	9,800	$163,656
GlaxoSmithKline PLC	6,950	140,388
Novo Nordisk A/S – Class B	2,409	156,941
Roche Holding AG	923	319,773
Sanofi	819	83,525

		864,283

		975,311

Communication Services – 8.5%
Diversified Telecommunication Services – 3.9%
HKT Trust & HKT Ltd. – Class SS	78,000	114,463
Nippon Telegraph & Telephone Corp.	6,300	146,786
TELUS Corp.	3,572	59,911

		321,160

Interactive Media & Services – 2.9%
Auto Trader Group PLC	21,480	139,851
Kakaku.com, Inc.	4,100	104,444

		244,295

Media – 1.7%
Cogeco Communications, Inc.	1,407	101,369
Informa PLC	6,960	40,241

		141,610

		707,065

Consumer Discretionary – 6.9%
Hotels, Restaurants & Leisure – 2.4%
Aristocrat Leisure Ltd.	7,436	133,153
Compass Group PLC	4,865	66,935

		200,088

Internet & Direct Marketing Retail – 1.0%
Moneysupermarket.com Group PLC	20,840	83,597

Leisure Products – 1.5%
Bandai Namco Holdings, Inc.	2,300	121,068

Specialty Retail – 0.8%
Hikari Tsushin, Inc.	300	68,594

Textiles, Apparel & Luxury Goods – 1.2%
adidas AG(b)	364	95,969

		569,316

Real Estate – 5.9%
Equity Real Estate Investment Trusts (REITs) – 4.2%
Merlin Properties Socimi SA	9,429	78,574
Nippon Building Fund, Inc.	21	119,598
Nippon Prologis REIT, Inc.	50	151,932

		350,104

14 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate Management & Development – 1.7%
Vonovia SE	2,223	$135,877

		485,981

Utilities – 5.1%
Electric Utilities – 3.7%
EDP – Energias de Portugal SA	30,142	143,876
Enel SpA	19,490	168,558

		312,434

Gas Utilities – 1.4%
Tokyo Gas Co., Ltd.	4,800	114,934

		427,368

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Royal Dutch Shell PLC – Class B	6,333	96,010

Total Common Stocks (cost $7,751,901)		8,360,311

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(c)(d)(e) (cost $195,981)	195,981	195,981

Total Investments – 103.3% (cost $7,947,882)		8,556,292
Other assets less liabilities – (3.3)%		(270,440)

Net Assets – 100.0%		$8,285,852

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	63	USD	44	09/14/2020	$360
Brown Brothers Harriman & Co.	CAD	357	USD	266	09/14/2020	3,091
Brown Brothers Harriman & Co.	CAD	330	USD	237	09/14/2020	(6,546)
Brown Brothers Harriman & Co.	CHF	33	USD	35	09/14/2020	217
Brown Brothers Harriman & Co.	CHF	129	USD	134	09/14/2020	(2,106)
Brown Brothers Harriman & Co.	EUR	131	USD	149	09/14/2020	1,788
Brown Brothers Harriman & Co.	EUR	34	USD	38	09/14/2020	(59)
Brown Brothers Harriman & Co.	GBP	118	USD	149	09/14/2020	3,116
Brown Brothers Harriman & Co.	GBP	114	USD	140	09/14/2020	(1,162)
Brown Brothers Harriman & Co.	ILS	749	USD	218	09/14/2020	1,721
Brown Brothers Harriman & Co.	ILS	355	USD	101	09/14/2020	(1,195)
Brown Brothers Harriman & Co.	JPY	18,071	USD	169	09/14/2020	1,754
Brown Brothers Harriman & Co.	NOK	385	USD	41	09/14/2020	704
Brown Brothers Harriman & Co.	NOK	415	USD	41	09/14/2020	(1,646)

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	SGD	194	USD	140	09/14/2020	$899
Brown Brothers Harriman & Co.	SGD	115	USD	81	09/14/2020	(1,060)
Brown Brothers Harriman & Co.	USD	159	AUD	241	09/14/2020	7,229
Brown Brothers Harriman & Co.	USD	264	AUD	377	09/14/2020	(3,616)
Brown Brothers Harriman & Co.	USD	21	CAD	29	09/14/2020	(35)
Brown Brothers Harriman & Co.	USD	14	CHF	14	09/14/2020	378
Brown Brothers Harriman & Co.	USD	473	EUR	431	09/14/2020	11,917
Brown Brothers Harriman & Co.	USD	603	EUR	531	09/14/2020	(5,803)
Brown Brothers Harriman & Co.	USD	12	GBP	10	09/14/2020	90
Brown Brothers Harriman & Co.	USD	624	JPY	66,857	09/14/2020	(4,019)
Brown Brothers Harriman & Co.	USD	42	SEK	400	09/14/2020	978
Brown Brothers Harriman & Co.	USD	45	SEK	415	09/14/2020	(450)
Brown Brothers Harriman & Co.	USD	17	SGD	24	09/14/2020	(4)
Citibank, NA	KRW	69,921	USD	58	08/13/2020	(744)
Standard Chartered Bank	KRW	14,080	USD	12	08/13/2020	(132)
Standard Chartered Bank	USD	70	KRW	84,001	08/13/2020	(50)

						$5,615

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $288,887 or 3.5% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

GDR – Global Depositary Receipt

REG – Registered Shares

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

June 30, 2020 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $7,751,901)	$8,360,311
Affiliated issuers (cost $195,981)	195,981
Foreign currencies, at value (cost $16,216)	16,208
Receivable from Adviser	172,938
Unrealized appreciation on forward currency exchange contracts	34,242
Unaffiliated dividends receivable	28,150
Affiliated dividends receivable	31
Receivable for investment securities sold and foreign currency transactions	6

Total assets	8,807,867

Liabilities
Due to Custodian	1,281
Payable for capital stock redeemed	437,942
Unrealized depreciation on forward currency exchange contracts	28,627
Audit and tax fee payable	26,648
Directors’ fee payable	4,001
Transfer Agent fee payable	1,553
Accrued expenses and other liabilities	21,963

Total liabilities	522,015

Net Assets	$8,285,852

Composition of Net Assets
Capital stock, at par	$82
Additional paid-in capital	8,125,281
Distributable earnings	160,489

$8,285,852

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$8,285,852	822,252	$10.08

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six months ended June 30, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $10,608)	$94,150
Affiliated issuers	456
Securities lending income	40	$94,646

Expenses
Advisory fee (see Note B)	33,364
Transfer agency-Advisor Class	9,999
Custody and accounting	50,162
Administrative	35,580
Audit and tax	35,254
Legal	14,069
Registration fees	11,564
Directors’ fees	11,178
Printing	6,692
Miscellaneous	5,197

Total expenses	213,059
Less: expenses waived and reimbursed by the Adviser (see Note B and Note D)	(176,617)

Net expenses		36,442

Net investment income		58,204

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(355,212)
Forward currency exchange contracts		38,839
Futures		(369)
Foreign currency transactions		(4,253)
Net change in unrealized appreciation/depreciation on:
Investments		(86,881)
Forward currency exchange contracts		12,822
Futures		8
Foreign currency denominated assets and liabilities		32

Net loss on investment and foreign currency transactions		(395,014)

Net Decrease in Net Assets from Operations		$(336,810)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$58,204		$159,578
Net realized loss on investment and foreign currency transactions	(320,995)		(167,076)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(74,019)		817,453

Net increase (decrease) in net assets from operations	(336,810)		809,955
Distributions to Shareholders
Advisor Class	– 0	–	(163,480)
Capital Stock Transactions
Net increase	2,533,648		2,525,146

Total increase	2,196,838		3,171,621
Net Assets
Beginning of period	6,089,014		2,917,393

End of period	$8,285,852		$6,089,014

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 15 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB FlexFee International Strategic Core Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class A, Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares have not been issued. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over

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NOTES TO FINANCIAL STATEMENTS (continued)

the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign

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NOTES TO FINANCIAL STATEMENTS (continued)

equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since

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NOTES TO FINANCIAL STATEMENTS (continued)

last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$360,276		$1,057,512		$	– 0	–	$1,417,788
Financials	104,485		1,246,871			– 0	–	1,351,356
Industrials	278,047		902,809			– 0	–	1,180,856
Consumer Staples	143,904		1,005,356			– 0	–	1,149,260
Health Care	– 0	–	975,311			– 0	–	975,311
Communication Services	161,280		545,785			– 0	–	707,065
Consumer Discretionary	– 0	–	569,316			– 0	–	569,316
Real Estate	– 0	–	485,981			– 0	–	485,981
Utilities	– 0	–	427,368			– 0	–	427,368
Energy	– 0	–	96,010			– 0	–	96,010
Short-Term Investments:
Investment Companies	195,981		– 0	–		– 0	–	195,981

Total Investments in Securities	1,243,973		7,312,319	†		– 0	–	8,556,292
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	34,242			– 0	–	34,242
Liabilities
Forward Currency Exchange Contracts	– 0	–	(28,627)			– 0	–	(28,627)

Total	$1,243,973		$7,317,934		$	– 0	–	$8,561,907

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against

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NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior two tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Expense Allocations

Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the Fund’s average daily net assets (“Base Fee”). The advisory fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the MSCI EAFE Index (net) (“Index”) plus 1.40% (“Index Hurdle”) over the Performance Period (as defined below). For the period from August 4, 2017 to October 31, 2017, the MSCI EAFE Index with IDCo Fair Value Pricing (net) was used for purposes of calculating the Performance Adjustment. The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts .00357% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the Index Hurdle for the period from the beginning of the Performance Period through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- .50% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by 1.40% or more for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of .05% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net

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NOTES TO FINANCIAL STATEMENTS (continued)

assets for the Performance Period. For the six months ended June 30, 2020, the Fund accrued advisory fees of $33,364, as reflected in the statement of operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.05% of the Fund’s average net assets, which reflected a .50% Performance Adjustment of $15,889.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than the advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis from exceeding .10% of average daily net assets (the “Expense Cap”). For the six months ended June 30, 2020, such reimbursements/waivers amounted to $140,932. The Expense Cap will remain in effect until April 30, 2021 and then may be continued thereafter from year to year by the Adviser. Any fees waived and expenses borne by the Adviser through December 31, 2018 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $194,120 for the period ended December 31, 2017 and $310,438 for the year ended December 31, 2018. In any case, no repayment will be made that would cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .10% of average daily net assets.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2020, the Adviser voluntarily agreed to waive such fees in the amount to $35,580.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $9,000 for the six months ended June 30, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended June 30, 2020, such waiver amounted to $104.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)		Dividend Income (000)
Government Money Market Portfolio	$114		$2,562	$2,480	$196		$0	**
Government Money Market Portfolio*	– 0	–	81	81	– 0	–	0	**

Total					$196		$0	**

*	Investment of cash collateral for securities lending transactions (see Note D).

**	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.) (“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.2% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the

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NOTES TO FINANCIAL STATEMENTS (continued)

event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$4,388,331		$1,572,411
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$885,722
Gross unrealized depreciation	(271,697)

Net unrealized appreciation	$614,025

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts.

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NOTES TO FINANCIAL STATEMENTS (continued)

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can

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NOTES TO FINANCIAL STATEMENTS (continued)

vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2020, the Fund held futures for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2020, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$34,242	Unrealized depreciation on forward currency exchange contracts	$28,627

Total		$34,242		$28,627

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	$38,839	$12,822
Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(369)	8

Total		$38,470	$12,830

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended June 30, 2020:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,827,909
Average principal amount of sale contracts	$1,636,378
Futures:
Average notional amount of buy contracts	$101,833	(a)

(a)	Positions were open for less than one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Brown Brothers Harriman & Co.	$34,242	$(27,701)	$	– 0	–	$	– 0	–	$6,541

Total	$34,242	$(27,701)	$	– 0	–	$	– 0	–	$6,541	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$27,701	$(27,701)		$	– 0	–	$	– 0	–	$	– 0	–
Citibank, NA.	744	– 0	–		– 0	–		– 0	–		744
Standard Chartered Bank.	182	– 0	–		– 0	–		– 0	–		182

Total	$28,627	$(27,701)		$	– 0	–	$	– 0	–		$926	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the

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NOTES TO FINANCIAL STATEMENTS (continued)

borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended June 30, 2020 is as follows:

Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Government Money Market Portfolio
										Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$40	$7	$1

*	As of June 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019		Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019

Advisor Class
Shares sold	342,056		241,593		$3,284,558		$2,469,456

Shares issued in reinvestment of dividends	– 0	–	5,067		– 0	–	55,690

Shares redeemed	(74,014)		– 0	–	(750,910)		– 0	–

Net increase	268,042		246,660		$2,533,648		$2,525,146

At June 30, 2020, the Adviser owned 37% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2020 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	2019		2018
Distributions paid from:
Ordinary income	$163,480		$69,816
Long-term capital gains	– 0	–	1,824

Total taxable distributions paid	$163,480		$71,640

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital losses	$(145,616	)(a)
Other losses	(14,797	)(b)
Unrealized appreciation/(depreciation)	657,767	(c)

Total accumulated earnings/(deficit)	$497,354	(d)

(a)	As of December 31, 2019, the Fund had a net capital loss carryforward of $145,616.

(b)	As of December 31, 2019, the fund had a qualified late-year ordinary loss deferral of $14,797.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2019, the Fund had a net short-term capital loss carryforward of $78,469 and a net long-term capital loss carryforward of $67,147, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,	June 28, 2017(a) to December 31,
2019	2018	2017

Net asset value, beginning of period	$ 10.99	$ 9.49	$ 10.70	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.09	.32	.16	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.00)	1.48	(1.13)	.70

Net increase (decrease) in net asset value from operations	(.91)	1.80	(.97)	.79

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.30)	(.14)	(.08)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.01)

Total dividends and distributions	– 0	–	(.30)	(.24)	(.09)

Net asset value, end of period	$ 10.08	$ 10.99	$ 9.49	$ 10.70

Total Return

Total investment return based on net asset value(d)	(8.28)%	18.94%	(9.08)%	7.86%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,286	$6,089	$2,917	$3,209

Ratio to average net assets of:

Expenses, net of waivers/reimbursements†	1.15	%(e)	.15%	1.49	%(f)	.15	%(e)

Expenses, before waivers/reimbursements†	6.71	%(e)	7.09%	13.45	%(f)	14.14	%(e)

Net investment income(c)	1.83	%(e)	2.99%	1.49%	1.70	%(e)

Portfolio turnover rate	25%	41%	80%	29%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(e)	.00%	.01%	.01	%(e)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

(f)

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting period vs. the Performance Period).

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kent W. Hargis(2), Vice President Sammy Suzuki(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-6003

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio is made by the Adviser’s Strategic Core Investment Team. Messrs. Hargis and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM International Strategic Core Portfolio (the “Fund”) at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment) and considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon random or insignificant differences. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the performance-based advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser had not requested any reimbursements from the Fund in the Fund’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the

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profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 43

advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s

44 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 45

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL
EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

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NOTES

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 47

NOTES

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NOTES

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 49

NOTES

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NOTES

abfunds.com	AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO | 51

NOTES

52 | AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

AB FLEXFEE INTERNATIONAL STRATEGIC CORE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFISCP-0152-0620

JUN    06.30.20

SEMI-ANNUAL REPORT

AB FLEXFEETM LARGE CAP GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB FlexFee Large Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 10, 2020

This report provides management’s discussion of fund performance for AB FlexFee Large Cap Growth Portfolio for the semi-annual reporting period ended June 30, 2020.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JUNE 30, 2020 (unaudited)

	6 Months	12 Months

AB FLEXFEE LARGE CAP GROWTH PORTFOLIO

Advisor Class Shares	10.45%	23.02%

Russell 1000 Growth Index	9.81%	23.28%

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 1000 Growth Index, for the six- and 12-month periods ended June 30, 2020.

The Fund outperformed the benchmark for the six-month period, but underperformed for the 12-month period. The Fund’s performance-based advisory fee was being accrued between its minimum and mid-point rates. (The actual advisory fee payable by the Fund for its current performance period will be determined based on the Fund’s performance relative to the benchmark as of the end of such performance period, which is from January 1, 2020 to December 31, 2020.)

During the six-month period, security selection contributed to performance, relative to the benchmark, led by selection within the health care sector, while selection in consumer discretionary detracted. Overall sector selection detracted from performance due to an underweight to technology and an overweight to health care; underweights to industrials and financials contributed.

For the 12-month period, overall sector selection detracted, led by an underweight to technology and an overweight to health care; underweights to industrials and financials contributed. Security selection within health care and communication services contributed, while selection in technology and consumer discretionary detracted.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

Global equities recorded negative returns, while US large-cap growth stocks were positive, for the six-month period ended June 30, 2020. Amid increased volatility, all markets rallied during the second quarter, rising off

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lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth, a resurgence of US-China tensions and rising rates of COVID-19 cases in parts of the US and large emerging markets. Growth stocks outperformed their value-style peers in all categories. Small-cap stocks continued to rally, outperforming large-caps at the end of the period; year to date, large-caps have performed significantly better.

The Fund’s Senior Investment Management Team (the “Team”) believes that over time, fundamentals and earnings growth can be the most significant catalysts for stock performance, which heightens the importance of active stock selection. The Team selects companies that exhibit attractive growth potential, high or improving return on capital and competitive advantages against their peers. The Team believes that this philosophy can deliver strong investment returns over time.

INVESTMENT POLICIES

The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality US companies. The Fund invests primarily in the domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.

The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by US companies, although it may invest in foreign securities.

The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

The Adviser’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

(continued on next page)

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 3

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 1000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index represents the performance of large-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES[1]

1 Year	23.02%	23.02%

Since Inception[2]	19.85%	19.85%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES

1 Year	23.02%

Since Inception[2]	19.85%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.31% for Advisor Class shares, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratio exclusive of the Fund’s advisory fees, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.05% for Advisor Class shares. These waivers/reimbursements may not be terminated before April 30, 2021. Any fees waived, and expenses borne by the Adviser through December 31, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed these expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns.

2	Inception date: 6/28/2017.

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,104.50	$1.67	0.32%	$1.73	0.33%
Hypothetical**	$1,000	$1,023.27	$1.61	0.32%	$1.66	0.33%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 9

PORTFOLIO SUMMARY

June 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $366.7

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Microsoft Corp.	$26,145,133	7.1%

Alphabet, Inc. – Class C	25,719,220	7.0

Amazon.com, Inc.	20,302,157	5.5

Visa, Inc. – Class A	17,925,983	4.9

Facebook, Inc. – Class A	17,700,788	4.8

UnitedHealth Group, Inc.	16,679,422	4.6

Monster Beverage Corp.	12,769,507	3.5

PayPal Holdings, Inc.	11,947,996	3.3

Zoetis, Inc.	11,730,076	3.2

Intuitive Surgical, Inc.	11,693,481	3.2

	$172,613,763	47.1%

1	All data are as of June 30, 2020. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.3%
Information Technology – 28.0%
Communications Equipment – 1.2%
Arista Networks, Inc.(a)	12,261	$2,575,178
Motorola Solutions, Inc.	13,284	1,861,487

		4,436,665

Electronic Equipment, Instruments & Components – 1.3%
Amphenol Corp. – Class A	16,108	1,543,307
Cognex Corp.	21,468	1,282,069
IPG Photonics Corp.(a)	12,163	1,950,824

		4,776,200

IT Services – 8.5%
Euronet Worldwide, Inc.(a)	14,813	1,419,382
PayPal Holdings, Inc.(a)	68,576	11,947,996
Visa, Inc. – Class A	92,799	17,925,983

		31,293,361

Semiconductors & Semiconductor Equipment – 5.6%
ASML Holding NV (ADR)	9,120	3,356,434
NVIDIA Corp.	9,831	3,734,895
QUALCOMM, Inc.	35,703	3,256,471
Texas Instruments, Inc.	14,004	1,778,088
Xilinx, Inc.	84,444	8,308,445

		20,434,333

Software – 11.4%
Adobe, Inc.(a)	14,993	6,526,603
ANSYS, Inc.(a)	2,554	745,078
Fortinet, Inc.(a)	3,415	468,777
Microsoft Corp.	128,471	26,145,133
Paycom Software, Inc.(a)	6,904	2,138,376
Slack Technologies, Inc. – Class A(a)(b)	55,994	1,740,853
Splunk, Inc.(a)	7,287	1,447,927
Tyler Technologies, Inc.(a)	7,429	2,576,972

		41,789,719

		102,730,278

Health Care – 24.4%
Biotechnology – 5.0%
Regeneron Pharmaceuticals, Inc.(a)	11,006	6,863,892
Vertex Pharmaceuticals, Inc.(a)	40,129	11,649,850

		18,513,742

Health Care Equipment & Supplies – 8.7%
ABIOMED, Inc.(a)	6,074	1,467,235
Align Technology, Inc.(a)	15,174	4,164,353
Edwards Lifesciences Corp.(a)	111,520	7,707,147
IDEXX Laboratories, Inc.(a)	11,784	3,890,606
Intuitive Surgical, Inc.(a)	20,521	11,693,481

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Stryker Corp.	15,909	$2,866,643

		31,789,465

Health Care Providers & Services – 4.5%
UnitedHealth Group, Inc.	56,550	16,679,422

Health Care Technology – 1.0%
Veeva Systems, Inc. – Class A(a)	15,377	3,604,676

Life Sciences Tools & Services – 2.0%
Illumina, Inc.(a)	16,027	5,935,599
Mettler-Toledo International, Inc.(a)	1,661	1,338,019

		7,273,618

Pharmaceuticals – 3.2%
Zoetis, Inc.	85,596	11,730,076

		89,590,999

Communication Services – 14.6%
Entertainment – 2.7%
Electronic Arts, Inc.(a)	58,157	7,679,632
Take-Two Interactive Software, Inc.(a)(b)	16,401	2,289,088

		9,968,720

Interactive Media & Services – 11.9%
Alphabet, Inc. – Class C(a)	18,194	25,719,220
Facebook, Inc. – Class A(a)	77,953	17,700,788

		43,420,008

		53,388,728

Consumer Discretionary – 13.7%
Hotels, Restaurants & Leisure – 0.9%
Domino’s Pizza, Inc.	9,348	3,453,525

Internet & Direct Marketing Retail – 6.3%
Amazon.com, Inc.(a)	7,359	20,302,157
Booking Holdings, Inc.(a)	747	1,189,478
Etsy, Inc.(a)	14,626	1,553,720

		23,045,355

Specialty Retail – 4.3%
Burlington Stores, Inc.(a)	13,971	2,751,309
Home Depot, Inc. (The)	32,456	8,130,553
TJX Cos., Inc. (The)	73,413	3,711,761
Ulta Beauty, Inc.(a)	6,039	1,228,453

		15,822,076

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. – Class B	80,184	7,862,041

		50,182,997

Consumer Staples – 5.1%
Beverages – 3.5%
Monster Beverage Corp.(a)	184,211	12,769,507

12 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	18,983	$5,755,835

		18,525,342

Industrials – 4.4%
Building Products – 1.3%
Allegion PLC	45,542	4,655,303

Commercial Services & Supplies – 0.7%
Copart, Inc.(a)	32,695	2,722,513

Electrical Equipment – 0.4%
AMETEK, Inc.	16,934	1,513,391

Industrial Conglomerates – 1.7%
Roper Technologies, Inc.	15,738	6,110,436

Machinery – 0.3%
IDEX Corp.	7,248	1,145,474

		16,147,117

Materials – 1.7%
Chemicals – 1.7%
Sherwin-Williams Co. (The)	11,077	6,400,844

Financials – 0.4%
Capital Markets – 0.4%
S&P Global, Inc.	4,111	1,354,492

Total Common Stocks (cost $251,852,124)		338,320,797

SHORT-TERM INVESTMENTS – 9.0%
Investment Companies – 9.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(c)(d)(e) (cost $33,105,525)	33,105,525	33,105,525

Total Investments Before Security Lending Collateral for Securities Loaned – 101.3% (cost $284,957,649)		371,426,322

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(c)(d)(e) (cost $1,755,883)	1,755,883	$1,755,883

Total Investments – 101.8% (cost $286,713,532)		373,182,205
Other assets less liabilities – (1.8)%		(6,485,133)

Net Assets – 100.0%		$366,697,072

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

14 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2020 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $251,852,124)	$338,320,797	(a)
Affiliated issuers (cost $34,861,408—including investment of cash collateral for securities loaned of $1,755,883)	34,861,408
Receivable for capital stock sold	841,047
Receivable for investment securities sold	439,602
Unaffiliated dividends receivable	40,786
Affiliated dividends receivable	3,646

Total assets	374,507,286

Liabilities
Payable for capital stock redeemed	3,149,408
Payable for investment securities purchased	2,492,631
Payable for collateral received on securities loaned	1,755,883
Advisory fee payable	325,224
Directors’ fee payable	1,774
Accrued expenses and other liabilities	85,294

Total liabilities	7,810,214

Net Assets	$366,697,072

Composition of Net Assets
Capital stock, at par	$2,156
Additional paid-in capital	279,726,555
Distributable earnings	86,968,361

	$366,697,072

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$366,697,072	21,559,096	$17.01

(a)	Includes securities on loan with a value of $1,733,073 (See Note D).

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,799)	$733,228
Affiliated issuers	86,720
Securities lending income	74	$820,022

Expenses
Advisory fee (see Note B)	410,586
Transfer agency—Advisor Class	93,114
Custody and accounting	46,132
Administrative	38,538
Printing	27,252
Audit and tax	24,660
Registration fees	18,869
Legal	17,591
Directors’ fees	11,283
Miscellaneous	4,170

Total expenses	692,195
Less: expenses waived and reimbursed by the Adviser (see Note B and Note D)	(220,555)

Net expenses		471,640

Net investment income		348,382

Realized and Unrealized Gain on Investments
Net realized gain on investment transactions		1,285,654
Net change in unrealized appreciation/depreciation on investments		35,088,459

Net gain on investments		36,374,113

Net Increase in Net Assets from Operations		$36,722,495

See notes to financial statements.

16 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$348,382		$1,495,852
Net realized gain on investment transactions	1,285,654		628,497
Net change in unrealized appreciation/depreciation on investments	35,088,459		56,882,125
Contributions from Affiliates (see Note B)	– 0	–	60

Net increase in net assets from operations	36,722,495		59,006,534
Distributions to Shareholders
Advisor Class	– 0	–	(2,234,594)
Capital Stock Transactions
Net increase	52,670,558		83,786,137

Total increase	89,393,053		140,558,077
Net Assets
Beginning of period	277,304,019		136,745,942

End of period	$366,697,072		$277,304,019

See notes to financial statements.

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 17

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 15 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB FlexFee Large Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class A, Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares have not been issued. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are

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NOTES TO FINANCIAL STATEMENTS (continued)

valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 19

NOTES TO FINANCIAL STATEMENTS (continued)

equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

20 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$338,320,797		$	– 0	–	$	– 0	–	$338,320,797
Short-Term Investments:
Investment Companies	33,105,525			– 0	–		– 0	–	33,105,525
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,755,883			– 0	–		– 0	–	1,755,883

Total Investments in Securities	373,182,205			– 0	–		– 0	–	373,182,205

Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$373,182,205		$	– 0	–	$	– 0	–	$373,182,205

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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NOTES TO FINANCIAL STATEMENTS (continued)

its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Expense Allocations

Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the Fund’s average daily net assets (“Base Fee”). The advisory fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the Russell 1000 Growth

22 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Index (“Index”) plus 1.40% (“Index Hurdle”) over the Performance Period (as defined below). The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts .00357% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the Index Hurdle for the period from the beginning of the Performance Period through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/-.50% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by 1.40% or more for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of ..05% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the six months ended June 30, 2020, the Fund accrued advisory fees of $410,586, as reflected in the statement of operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of .28% of the Fund’s average net assets, which reflected a (.27)% Performance Adjustment of $(400,038).

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than the advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis from exceeding .05% of average daily net assets (the “Expense Cap”). For the six months ended June 30, 2020, such reimbursements/waivers amounted to $169,292. The Expense Cap will remain in effect until April 30, 2021 and then may be continued thereafter from year to year by the Adviser. Any fees waived and expenses borne by the Adviser through December 31, 2018 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject

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NOTES TO FINANCIAL STATEMENTS (continued)

to repayment amount to $173,083 for the period ended December 31, 2017 and $321,117 for the year ended December 31, 2018. In any case, no repayment will be made that would cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .05% of average daily net assets.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2020, the Adviser voluntarily agreed to waive such fees in the amount of $38,538.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $28,548 for the six months ended June 30, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended June 30, 2020, such waiver amounted to $12,555.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,443		$112,749	$107,086	$33,106	$86
Government Money Market Portfolio*	– 0	–	15,500	13,745	1,755	1

Total					$34,861	$87

*	Investment of cash collateral for securities lending transactions (see Note D).

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended December 31, 2019, the Adviser reimbursed the Fund $60 for trading losses incurred due to trade entry errors.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.2% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$99,906,930		$48,618,092
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$87,330,312
Gross unrealized depreciation	(861,639)

Net unrealized appreciation	$86,468,673

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended June 30, 2020.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended June 30, 2020 is as follows:

					Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*		Income from Borrowers	Income Earned	Advisory Fee Waived
$1,733,073	$1,755,883	$	– 0 –	$74	$1,002	$170

*	As of June 30, 2020.

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019

Advisor Class
Shares sold	9,136,034		12,670,835	$136,170,656		$170,742,836

Shares issued in reinvestment of dividends	– 0	–	115,808	– 0	–	1,783,434

Shares redeemed	(5,589,119)		(6,670,458)	(83,500,098)		(88,740,133)

Net increase	3,546,915		6,116,185	$52,670,558		$83,786,137

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may

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NOTES TO FINANCIAL STATEMENTS (continued)

fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2020 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$2,234,594	$7,127

Total taxable distributions paid	$2,234,594	$7,127

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$48,617
Accumulated capital and other losses	0	(a)
Unrealized appreciation/(depreciation)	50,197,249	(b)

Total accumulated earnings/(deficit)	$50,245,866

(a)	During the fiscal year, the Fund utilized $344,821 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2019, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31,			June 28, 2017(a) to December 31, 2017
			2019	2018

Net asset value, beginning of period	$ 15.40		$ 11.50	$ 11.18		$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	.02		.10	(.04)		.04

Net realized and unrealized gain on investment	1.59		3.93	.36		1.19

Contributions from Affiliates	– 0	–	.00 (d)	– 0	–	– 0	–

Net increase in net asset value from operations	1.61		4.03	.32		1.23

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.09)	(.00	)(d)	(.02)

Distributions from net realized gain on investment	– 0	–	(.04)	(.00	)(d)	(.03)

Total dividends and distributions	– 0	–	(.13)	(.00	)(d)	(.05)

Net asset value, end of period	$ 17.01		$ 15.40	$ 11.50		$ 11.18

Total Return

Total investment return based on net asset value(e)	10.45%		35.01%	2.87%		12.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$366,697		$277,304	$136,746		$1,274

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)†	.32	%(g)	.09%	1.10	%(h)	.08	%(g)

Expenses, before waivers/reimbursements(f)†	.47	%(g)	.30%	1.65	%(h)	37.04	%(g)

Net investment income (loss)(c)	.24	%(g)	.70%	(.29)%		.65	%(g)

Portfolio turnover rate	18%		31%	38%		25%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(g)	.01%	.01%		.02	%(g)

See footnote summary on page 33.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $0.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2020, the year ended December 31, 2019, the year ended December 31, 2018 and the period ended December 31, 2017, such waiver amounted to ..01% (annualized), .01%, .01% and .02% (annualized), respectively.

(g)	Annualized.

(h)

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting period vs. the Performance Period).

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Frank V. Caruso(2), Vice President John H. Fogarty(2), Vice President Vinay Thapar(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-6003

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s U.S. Large Cap Growth Investment Team. Messrs. Caruso, Fogarty and Thapar are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM Large Cap Growth Portfolio (the “Fund”) at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment) and considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon random or insignificant differences. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the performance-based advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser had not requested any reimbursements from the Fund in the Fund’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the

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profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2018 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2019. The directors noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the

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Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based

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on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 41

NOTES

42 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE LARGE CAP GROWTH PORTFOLIO | 43

NOTES

44 | AB FLEXFEE LARGE CAP GROWTH PORTFOLIO	abfunds.com

AB FLEXFEE LARGE CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFLCG-0152-0620

JUN    06.30.20

SEMI-ANNUAL REPORT

AB FLEXFEETM US THEMATIC PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB FlexFee US Thematic Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 13, 2020

This report provides management’s discussion of fund performance for AB FlexFee US Thematic Portfolio for the semi-annual reporting period ended June 30, 2020.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JUNE 30, 2020 (unaudited)

	6 Months	12 Months

AB FLEXFEE US THEMATIC PORTFOLIO

Advisor Class Shares	6.53%	15.17%

S&P 500 Index	-3.08%	7.51%

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard and Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended June 30, 2020.

The Fund outperformed the benchmark for both periods. The Fund’s performance-based advisory fee was being accrued at its maximum rate. (The actual advisory fee payable by the Fund for its current performance period will be determined based on the Fund’s performance relative to the benchmark as of the end of such performance period, which is from January 1, 2020 to December 31, 2020.)

During the six-month period, security selection contributed, relative to the benchmark, particularly within the health-care and financials sectors; selection within communication services and consumer discretionary detracted. Sector selection also added to returns, led by an underweight to energy and an overweight to technology; cash held for transactional purposes and an underweight to communication services detracted. From a theme perspective, the Climate and Health themes were the top performers, followed by Empowerment. For the 12-month period, security selection contributed, led by selection within the health-care and industrials sectors, while selection within consumer discretionary and communication services detracted. Overall sector selection was also positive, led by an underweight to energy and an overweight to technology; cash held for transactional purposes and an underweight to communication services detracted. From a theme perspective, the Climate theme led performance, followed by Health, while Empowerment detracted.

2 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

Efforts to stem climate change are gaining momentum around the world. The Climate theme consists of companies that improve overall resource efficiency and provide environmentally positive solutions in fields such as energy production, manufacturing, construction, transportation, agriculture and sanitation. Improving health is an important theme for developed and emerging markets alike. The Health theme consists of companies that develop innovative health treatments and therapies, broaden access to high-quality and affordable care, ensure a steady supply of nutritious food and clean water, and promote overall physical and emotional well-being. Too many sectors of society are marginalized by economic and social forces. The Empowerment theme consists of companies that provide the physical, financial and technological infrastructure and services that allow more people to gain control of their lives by enabling sustainable economic development, employment growth, poverty eradication, knowledge sharing and social inclusion.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US equities recorded negative returns for the six-month period ended June 30, 2020. Amid increased volatility, all markets rallied during the second quarter, rising off lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth, a resurgence of US-China tensions and rising rates of COVID-19 cases in parts of the US and large emerging markets. Growth stocks outperformed their value-style peers in all categories. Small-cap stocks continued to rally, outperforming large-caps at the end of the period; year to date, large-caps have performed significantly better.

This backdrop bodes well for active management, as increased dispersion in equity returns can lead to more opportunities while supporting a premium for companies that have their own growth drivers. Given the expected volatility, the Fund’s Senior Investment Management Team (the “Team”) plans to take advantage of price dislocations that are presented in the market. The Team continues to maintain a balanced exposure to long-term secular investment themes. The Fund’s top-down approach is complemented by seeking attractive bottom-up fundamentals, with a focus on robust organic sales and earnings growth along with high returns on invested capital. The Team believes that this combination will continue to drive long-term performance versus the benchmark, in the face of moderating economic growth and heightened market volatility.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 3

INVESTMENT POLICIES

The Fund pursues opportunistic growth by investing primarily in a portfolio of US companies. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of US companies and related derivatives.

The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying the most attractive US securities, fitting into broader themes, which are developments that have broad effects across industries and companies. Drawing on its fundamental research capabilities, the Adviser seeks to identify long-term secular growth trends (often resulting from innovation) that will affect multiple industries. The Adviser will assess the effects of these trends on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund’s investments and which are expected to change over time based on the Adviser’s research.

In addition to this “top-down” thematic approach, the Adviser will also use a “bottom-up” analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of primarily US mid- to large-capitalization companies for investment.

The Adviser expects that normally the Fund’s portfolio will emphasize investments in securities issued by US companies, although it may invest in foreign securities.

4 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES[1]

1 Year	15.17%	15.17%

Since Inception[2]	14.57%	14.57%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

ADVISOR CLASS SHARES

1 Year	15.17%

Since Inception[2]	14.57%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.85% for Advisor Class shares, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratio, exclusive of the Fund’s advisory fees, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.05% for Advisor Class shares. These waivers/reimbursements may not be terminated before April 30, 2021. Any fees waived and expenses borne by the Adviser through December 31, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total other expenses to exceed the expense limitation. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns.

2	Inception date: 6/28/2017.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$1,065.30	$5.60	1.09%	$5.65	1.10%
Hypothetical**	$1,000	$1,019.44	$5.47	1.09%	$5.52	1.10%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 9

PORTFOLIO SUMMARY

June 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $129.3

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

MSCI, Inc. – Class A	$3,676,360	3.1%

salesforce.com, Inc.	3,642,257	3.0

Bio-Rad Laboratories, Inc. – Class A	3,531,103	3.0

Microsoft Corp.	3,483,074	2.9

Danaher Corp.	3,324,227	2.8

Visa, Inc. – Class A	3,292,390	2.8

PayPal Holdings, Inc.	3,273,607	2.7

Rockwell Automation, Inc.	3,203,733	2.7

Koninklijke Philips NV (ADR)	3,176,689	2.7

Waste Management, Inc.	3,161,625	2.7

	$33,765,065	28.4%

1	All data are as of June 30, 2020. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.0%
Information Technology – 32.6%
Communications Equipment – 3.1%
Ciena Corp.(a)	34,065	$1,844,961
Lumentum Holdings, Inc.(a)	26,354	2,146,006

		3,990,967

Electronic Equipment, Instruments & Components – 3.4%
Flex Ltd.(a)	253,465	2,598,016
Keysight Technologies, Inc.(a)	18,057	1,819,785

		4,417,801

IT Services – 6.9%
PayPal Holdings, Inc.(a)	18,789	3,273,607
Square, Inc. – Class A(a)	22,837	2,396,515
Visa, Inc. – Class A	17,044	3,292,390

		8,962,512

Semiconductors & Semiconductor Equipment – 6.6%
Cree, Inc.(a)	34,904	2,065,968
Monolithic Power Systems, Inc.	7,676	1,819,212
NVIDIA Corp.	6,140	2,332,647
NXP Semiconductors NV	20,685	2,358,917

		8,576,744

Software – 10.4%
ANSYS, Inc.(a)	7,712	2,249,822
Microsoft Corp.	17,115	3,483,074
Proofpoint, Inc.(a)	21,572	2,397,081
salesforce.com, Inc.(a)	19,443	3,642,257
Zendesk, Inc.(a) (b)	18,112	1,603,455

		13,375,689

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	7,869	2,870,611

		42,194,324

Health Care – 18.5%
Health Care Equipment & Supplies – 9.2%
Alcon, Inc.	22,140	1,269,065
Danaher Corp.	18,799	3,324,227
Koninklijke Philips NV (ADR)	67,820	3,176,689
STERIS PLC	8,553	1,312,372
West Pharmaceutical Services, Inc.	12,683	2,881,197

		11,963,550

Health Care Providers & Services – 3.5%
Laboratory Corp. of America Holdings(a)	15,977	2,653,940
UnitedHealth Group, Inc.	6,276	1,851,106

		4,505,046

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 5.8%
Bio-Rad Laboratories, Inc. – Class A(a)	7,821	$3,531,103
Bruker Corp.	46,563	1,894,183
ICON PLC(a)	12,197	2,054,707

		7,479,993

		23,948,589

Consumer Discretionary – 13.3%
Auto Components – 1.9%
Aptiv PLC	31,138	2,426,273

Automobiles – 1.9%
Tesla, Inc.(a)	2,242	2,420,934

Hotels, Restaurants & Leisure – 1.4%
Starbucks Corp.	24,831	1,827,313

Internet & Direct Marketing Retail – 1.9%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	11,509	2,482,491

Specialty Retail – 2.1%
Home Depot, Inc. (The)	10,941	2,740,830

Textiles, Apparel & Luxury Goods – 4.1%
Lululemon Athletica, Inc.(a)	7,585	2,366,596
NIKE, Inc. – Class B	29,872	2,928,950

		5,295,546

		17,193,387

Industrials – 10.9%
Building Products – 2.1%
Trex Co., Inc.(a)	20,875	2,715,211

Commercial Services & Supplies – 2.5%
Waste Management, Inc.	29,852	3,161,625

Electrical Equipment – 4.5%
Rockwell Automation, Inc.	15,041	3,203,733
Vestas Wind Systems A/S (Sponsored ADR)	74,976	2,557,432

		5,761,165

Machinery – 1.8%
Xylem, Inc./NY	36,644	2,380,394

		14,018,395

Financials – 7.5%
Capital Markets – 6.4%
Charles Schwab Corp. (The)	41,632	1,404,664
Intercontinental Exchange, Inc.	34,444	3,155,070
MSCI, Inc. – Class A	11,013	3,676,360

		8,236,094

12 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 1.1%
Aflac, Inc.	40,177	$1,447,577

		9,683,671

Utilities – 3.5%
Electric Utilities – 1.5%
NextEra Energy, Inc.	8,103	1,946,098

Water Utilities – 2.0%
American Water Works Co., Inc.	20,429	2,628,395

		4,574,493

Materials – 2.0%
Chemicals – 2.0%
Ecolab, Inc.(b)	12,613	2,509,356

Consumer Staples – 1.7%
Household Products – 1.7%
Procter & Gamble Co. (The)	18,814	2,249,590

Communication Services – 1.1%
Entertainment – 1.1%
Walt Disney Co. (The)	12,591	1,404,022

Real Estate – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.9%
SBA Communications Corp.	3,716	1,107,070

Total Common Stocks (cost $96,129,608)		118,882,897

SHORT-TERM INVESTMENTS – 8.4%
Investment Companies – 8.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(c)(d)(e) (cost $10,852,417)	10,852,417	10,852,417

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $106,982,025)		129,735,314

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.13%(c)(d)(e) (cost $819,330)	819,330	$819,330

Total Investments – 101.0% (cost $107,801,355)		130,554,644
Other assets less liabilities – (1.0)%		(1,281,700)

Net Assets – 100.0%		$129,272,944

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

14 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2020 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $96,129,608)	$118,882,897	(a)
Affiliated issuers (cost $11,671,747 — including investment of cash collateral for securities loaned of $819,330)	11,671,747
Receivable for capital stock sold	82,649
Unaffiliated dividends receivable	25,615
Affiliated dividends receivable	1,421

Total assets	130,664,329

Liabilities
Payable for collateral received on securities loaned	819,330
Advisory fee payable	460,767
Payable for capital stock redeemed	33,371
Directors’ fee payable	3,108
Transfer Agent fee payable	1,075
Accrued expenses and other liabilities	73,734

Total liabilities	1,391,385

Net Assets	$129,272,944

Composition of Net Assets
Capital stock, at par	$871
Additional paid-in capital	108,767,503
Distributable earnings	20,504,570

	$129,272,944

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$129,272,944	8,705,718	$14.85

(a)	Includes securities on loan with a value of $823,329 (see Note D).

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six months ended June 30, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $18,088)	$401,143
Affiliated issuers	28,915
Securities lending income	425	$430,483

Expenses
Advisory fee (see Note B)	499,341
Transfer agency—Advisor Class	29,391
Administrative	31,876
Audit and tax	22,694
Custody and accounting	34,503
Legal	17,841
Registration fees	13,082
Directors’ fees	10,973
Printing	5,968
Miscellaneous	3,261

Total expenses	668,930
Less: expenses waived and reimbursed by the Adviser (see Note B and Note D)	(149,583)

Net expenses		519,347

Net investment loss		(88,864)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment transactions		(1,539,261)
Net change in unrealized appreciation/depreciation on investments		4,415,894

Net gain on investments		2,876,633

Net Increase in Net Assets from Operations		$2,787,769

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(88,864)		$605,314
Net realized gain (loss) on investment transactions	(1,539,261)		2,003,339
Net change in unrealized appreciation/depreciation on investments	4,415,894		20,444,616

Net increase in net assets from operations	2,787,769		23,053,269
Distributions to Shareholders
Advisor Class	– 0	–	(595,119)
Capital Stock Transactions
Net increase	25,771,266		13,047,504

Total increase	28,559,035		35,505,654
Net Assets
Beginning of period	100,713,909		65,208,255

End of period	$129,272,944		$100,713,909

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 15 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB FlexFee US Thematic Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class A, Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares have not been issued. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over

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NOTES TO FINANCIAL STATEMENTS (continued)

the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign

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NOTES TO FINANCIAL STATEMENTS (continued)

equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$118,882,897		$	– 0	–	$	– 0	–	$118,882,897
Short-Term Investments:
Investment Companies	10,852,417			– 0	–		– 0	–	10,852,417
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	819,330			– 0	–		– 0	–	819,330

Total Investments in Securities	130,554,644			– 0	–		– 0	–	130,554,644
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$130,554,644		$	– 0	–	$	– 0	–	$130,554,644

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to

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NOTES TO FINANCIAL STATEMENTS (continued)

shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Expense Allocations

Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the Fund’s average daily net assets (“Base Fee”). The advisory fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the S&P 500 Index (“Index”) plus 1.40% (“Index Hurdle”) over the Performance Period (as defined below). The Performance Adjustment is calculated and accrued

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NOTES TO FINANCIAL STATEMENTS (continued)

daily, according to a schedule that adds or subtracts .00357% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the Index Hurdle for the period from the beginning of the Performance Period through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- .50% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by 1.40% or more for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of .05% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the six months ended June 30, 2020, the Fund accrued advisory fees of $499,341, as reflected in the statement of operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of 1.05% of the Fund’s average net assets, which reflected a .50% Performance Adjustment of $237,790.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than the advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis from exceeding .05% of average daily net assets (the “Expense Cap”). For the six months ended June 30, 2020, such reimbursements/waivers amounted to $113,903. The Expense Cap will remain in effect until April 30, 2021 and then may be continued thereafter from year to year by the Adviser. Any fees waived and expenses borne by the Adviser through December 31, 2018 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $171,634 for the period ended December 31, 2017 and $233,614 for the year ended December 31, 2018. In any case, no repayment will be made that would cause the Fund’s total annual

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NOTES TO FINANCIAL STATEMENTS (continued)

expenses (subject to the exclusions set forth above) to exceed .05% of average daily net assets.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2020, the Adviser voluntarily agreed to waive such fees in the amount of $31,876.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $9,156 for the six months ended June 30, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended June 30, 2020, such waiver amounted to $3,530.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,422	$58,026	$53,595	$10,853	$27
Government Money Market Portfolio*	185	19,151	18,517	819	2

				$11,672	$29

*	Investment of cash collateral for securities lending transactions (see Note D).

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings,

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NOTES TO FINANCIAL STATEMENTS (continued)

Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.2% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$56,627,489		$35,542,739
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$24,105,560
Net unrealized depreciation	(1,352,271)

Net unrealized appreciation	$22,753,289

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions during the six months ended June 30, 2020.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal

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NOTES TO FINANCIAL STATEMENTS (continued)

to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended June 30, 2020 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$823,329	$819,330	$	– 0	–	$425	$1,503	$274

*	As of June 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019

Advisor Class
Shares sold	3,685,573		1,657,246	$51,848,470		$20,420,612

Shares issued in reinvestment of dividends	– 0	–	19,130	– 0	–	266,674

Shares redeemed	(2,203,929)		(611,629)	(26,077,204)		(7,639,782)

Net increase	1,481,644		1,064,747	$25,771,266		$13,047,504

At June 30, 2020, the Adviser owned 40% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$595,119	$359,924

Total taxable distributions paid	$595,119	$359,924

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,744
Accumulated capital and other losses	(463,509	)(a)
Unrealized appreciation/(depreciation)	18,158,566	(b)

Total accumulated earnings/(deficit)	$17,716,801

(a)

As of December 31, 2019, the Fund had a net capital loss carryforward of $463,509. During the fiscal year, the Fund utilized $2,017,012 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2019, the Fund had a net short-term capital loss carryforward of $463,509, which may be carried forward for an indefinite period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 31

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,	June 28, 2017(a) to December 31, 2017
2019	2018

Net asset value, beginning of period	$ 13.94	$ 10.59	$ 11.11	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.01)	.09	.08	.04

Net realized and unrealized gain (loss) on investment	.92	3.34	(.54)	1.09

Net increase (decrease) in net asset value from operations	.91	3.43	(.46)	1.13

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.08)	(.06)	(.02)

Distributions from net realized gain on investment	– 0	–	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	– 0	–	(.08)	(.06)	(.02)

Net asset value, end of period	$ 14.85	$ 13.94	$ 10.59	$ 11.11

Total Return

Total investment return based on net asset value(e)	6.53%	32.41%	(4.15)%	11.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted).	$129,273	$100,714	$65,208	$1,111

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)†	1.09	%(g)	.43%	.42	%(h)	.33	%(g)

Expenses, before waivers/reimbursements(f)†	1.41	%(g)	.84%	1.05	%(h)	37.77	%(g)

Net investment income (loss)(c)	(.19	)%(g)	.69%	.73%	.66	%(g)

Portfolio turnover rate	39%	41%	31%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(g)	.01%	.01%	.01	%(g)

See footnote summary on page 33.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $0.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2020, the years ended December 31, 2019, December 31, 2018, and the period ended December 31, 2017, such waiver amounted to 0.01% (annualized), 0.01%, 0.01% and 0.01% (annualized), respectively.

(g)	Annualized.

(h)

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting period vs. the Performance Period).

See notes to financial statements.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 33

BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Daniel C. Roarty(2), Vice President Benjamin Ruegsegger(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-6003

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Sustainable Thematic Equities Investment Team. Messrs. Roarty and Ruegsegger are the investment professional with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM US Thematic Portfolio (the “Fund”) at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment) and considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon

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random or insignificant differences. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the performance-based advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser had not requested any reimbursements from the Fund in the Fund’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 37

The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-year period ended February 29, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of

38 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 39

cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

40 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 41

NOTES

42 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB FLEXFEE US THEMATIC PORTFOLIO | 43

NOTES

44 | AB FLEXFEE US THEMATIC PORTFOLIO	abfunds.com

AB FLEXFEE US THEMATIC PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFUT-0152-0620

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 26, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 26, 2020